CONVERTIBLE DEBT (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
Issued during the year ended June 30, 2020	$ 276,266	$ 555,696
Converted	(357,868)	(42,308)
Debt settlement	(566,030)	(85,223)
Change in fair value recognized in operations	647,632	(151,899)
Balance at June 30, 2020		$ 276,266